May 01, 2021
VOYA PARTNERS, INC.
VY
®
T. Rowe Price Growth Equity Portfolio
(the "Portfolio")
Supplement dated June 15, 2021
to the Portfolio's Adviser Class, Initial Class, Class R6,
Service Class and Service 2 Class Prospectus and related Summary Prospectus (each a "Prospectus" and collectively the "Prospectuses"), each dated May 1, 2021
On May 27, 2021, the Board of Directors of Voya Partners, Inc. (the "Board") approved a proposal to change the classification of VY
®
T. Rowe Price Growth Equity Portfolio from "diversified" to "non-diversified," as such terms are defined under the Investment Company Act of 1940, as amended (the "1940 Act").
Shareholder approval is required to change the Portfolio's classification from "diversified" to "non-diversified." A proxy statement detailing the proposed change to the Portfolio's diversification classification is expected to be mailed to the Portfolio's shareholders on or about August 9, 2021, and a shareholder meeting is scheduled to be held on or about October 7, 2021.
If approved by shareholders, the Portfolio's Prospectuses are revised as follows:
1.
The section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby revised to include the following paragraph:
The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.
The section entitled "Principal Risks" of the Portfolio's Prospectuses is hereby revised to include the following risk:
Issuer Non-Diversification:
A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with as single economic, political or regulatory occurrence that a more diversified portfolio might be.